Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Bad debt expense	$ 74,833